SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Operating Lease
2025	$ 133,465
2026	133,465
2027	44,858
Total lease payments	311,788
Less: imputed interest	(16,568)
Total operating lease obligations	$ 295,220	$ 108,276